U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

October 12, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Horizon Funds (the “Trust”)
File Nos.:  333-205411 and 811-23063

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Horizon Dynamic Dividend Fund and the Horizon Defined Risk Fund (collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated October 7, 2016, and filed electronically as Post‑Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz
Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC

cc:           Matthew S. Chambers, Horizon Funds
Jeffrey T. Skinner, Kilpatrick Townsend & Stockton LLP